Exhibit 99.1

SLC Student Loan Trust      2010-01
Quarterly Servicing Report

Distribution Date 02/27/2017

Collection Period 11/01/2016 - 01/31/2017
Page 1 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	10/31/2016	01/31/2017

	Principal Balance	$415,019,849.17	$404,008,878.64
	Interest to be Capitalized Balance	2,899,503.06	2,696,141.23
	Pool Balance	$417,919,352.23	$406,705,019.87
	Capitalized Interest Account Balance	-	-
	Specified Reserve Account Balance	1,200,450.00	1,200,450.00
	Adjusted Pool(1)	$419,119,802.23	$407,905,469.87

	Weighted Average Coupon (WAC)	5.68%	5.68%
	Weighted Average Remaining Term	172.86	171.31
	Number of Loans	41,815	40,539
	Number of Borrowers	19,123	18,547
	Aggregate Outstanding Principal Balance - Tbill	$15,417,161.43	$15,028,968.35

	Aggregate Outstanding Principal Balance - LIBOR	$402,502,190.80	$391,676,051.52

	Pool Factor	0.521995637	0.507988550
	Since Issued Constant Prepayment Rate	3.33%	3.21%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/25/2016	02/27/2017
	A	78444WAA7	$322,905,800.01	$309,651,535.69

C	Account Balances	11/25/2016	02/27/2017
	Reserve Account Balance	$1,200,450.00	$1,200,450.00
	Capitalized Interest Account Balance	-	-

D	Asset / Liability	11/25/2016	02/27/2017
	Adjusted Pool Balance	$419,119,802.23	$407,905,469.87
	Total Notes	$322,905,800.01	$309,651,535.69
	Difference	$96,214,002.22	$98,253,934.18
	Parity Ratio	1.29796	1.31730

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017

II.	Trust Activity 11/01/2016 through 01/31/2017

A	Student Loan Principal Receipts
	Borrower Principal	3,960,746.73
	Guarantor Principal	3,186,895.56
	Consolidation Activity Principal	6,906,912.62
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	370.74
	Rejected Claim Repurchased Principal	7,661.26
	Other Principal Deposits	-
	Total Principal Receipts	$14,062,586.91
B	Student Loan Interest Receipts
	Borrower Interest	1,921,481.31
	Guarantor Interest	128,360.32
	Consolidation Activity Interest	118,577.44
	Special Allowance Payments	66,353.77
	Interest Subsidy Payments	497,068.62
	Seller Interest Reimbursement	2.13
	Servicer Interest Reimbursement	6,005.60
	Rejected Claim Repurchased Interest	1,039.82
	Other Interest Deposits	65,205.91
	Total Interest Receipts	$2,804,094.92
C	Reserves in Excess of Requirement	-
D	Investment Income	$10,303.78

E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	0.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(123,704.75)
	Consolidation Loan Rebate Fees to Dept. of Education	$(771,716.88)
	Floor Income Rebate Fees to Dept. of Education	$(1,128,874.23)

M	AVAILABLE FUNDS	$14,852,689.75

N	Non-Cash Principal Activity During Collection Period	$(3,051,616.38)
O	Non-Reimbursable Losses During Collection Period	$59,504.41
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$8,701.08
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017

III.	2010-01 Portfolio Characteristics

		01/31/2017				10/31/2016
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	4.07%	172	$943,114.07	0.233%	4.02%	192	$1,000,503.50	0.241%
	GRACE	3.98%	66	$361,532.86	0.089%	4.76%	108	$613,223.87	0.148%
	DEFERMENT	5.63%	3,932	$34,659,751.12	8.579%	5.65%	4,223	$35,873,878.19	8.644%

REPAYMENT:	CURRENT	5.56%	27,611	$271,151,708.50	67.115%	5.57%	28,639	$282,946,683.02	68.177%
	31-60 DAYS DELINQUENT	5.90%	1,401	$13,676,910.42	3.385%	5.84%	1,174	$10,056,792.60	2.423%
	61-90 DAYS DELINQUENT	5.85%	631	$6,714,039.96	1.662%	5.96%	513	$4,911,258.82	1.183%
	91-120 DAYS DELINQUENT	6.16%	377	$3,299,147.72	0.817%	5.96%	184	$2,061,791.13	0.497%
	> 120 DAYS DELINQUENT	6.19%	1,174	$10,553,989.69	2.612%	6.29%	1,651	$15,067,981.28	3.631%

	FORBEARANCE	6.11%	4,865	$59,690,788.86	14.775%	6.01%	4,852	$60,474,803.63	14.572%
	CLAIMS IN PROCESS	6.27%	309	$2,955,061.92	0.731%	5.65%	274	$1,989,051.28	0.479%
	AGED CLAIMS REJECTED	2.65%	1	$2,833.52	0.001%	4.40%	5	$23,881.85	0.006%

TOTAL			40,539	$404,008,878.64	100.00%		41,815	$415,019,849.17	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017

IV.	2010-01 Portfolio Characteristics (cont'd)

	01/31/2017	10/31/2016
Pool Balance	$406,705,019.87	$417,919,352.23
Outstanding Borrower Accrued Interest	$8,400,560.67	$8,432,580.11
Borrower Accrued Interest to be Capitalized	$2,696,141.23	$2,899,503.06
Total # Loans	40,539	41,815
Total # Borrowers	18,547	19,123
Weighted Average Coupon	5.68%	5.68%
Weighted Average Remaining Term	171.31	172.86
Non-Reimbursable Losses	$59,504.41	$52,676.68
Cumulative Non-Reimbursable Losses	$4,455,406.22	$4,395,901.81
Since Issued Constant Prepayment Rate (CPR)	3.21%	3.33%
Loan Substitutions	-	-
Rejected Claim Repurchases	$8,701.08	-
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Interest Shortfall	-	-
Non-Cash Principal Activity - Capitalized Interest	$3,110,844.32	$2,797,711.92
Borrower Interest Accrued	$5,247,377.10	$5,354,340.19
Interest Subsidy Payments Accrued	$473,058.37	$501,734.24
Special Allowance Payments Accrued	$105,276.16	$71,151.45

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017

V.	2010-01 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*

	- GSL(1)- Subsidized	4.92%	14,671	$48,066,714.85	11.897%
	- GSL - Unsubsidized	5.40%	10,945	60,180,421.34	14.896%
	- PLUS(2) Loans	8.26%	490	6,624,489.54	1.640%
	- SLS(3) Loans	3.83%	366	3,265,733.08	0.808%
	- Consolidation Loans	5.83%	14,067	285,871,519.83	70.759%

	Total	5.68%	40,539	$404,008,878.64	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*

	- Four Year	5.28%	22,149	$104,483,430.37	25.862%
	- Two Year	5.52%	3,654	11,273,335.35	2.790%
	- Technical	6.28%	664	2,366,440.82	0.586%
	- Other	5.83%	14,072	285,885,672.10	70.762%

	Total	5.68%	40,539	$404,008,878.64	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017

VI.	2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance

Total Available Funds			$14,852,689.75

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$14,832,689.75

B	Primary Servicing Fee	$60,911.50	$14,771,778.25

C	Class A Noteholders' Interest Distribution Amount	$1,517,513.93	$13,254,264.32

D	Class A Noteholders' Principal Distribution Amount	-	$13,254,264.32

E	Reserve Account Reinstatement	-	$13,254,264.32

F	Additional Principal Distribution Amount	$13,254,264.32	-

G	Carryover Servicing Fee	-	-

H	Unpaid Expenses of The Trustees + Irish Exchange	-	-

I	Excess Distribution Certificateholder	-	-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017

VII.	2010-01 Distributions

Distribution Amounts

A
Cusip/Isin	78444WAA7
Beginning Balance	$322,905,800.01
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/25/2016
Accrual Period End	2/27/2017
Daycount Fraction	0.26111111
Interest Rate*	1.79983%
Accrued Interest Factor	0.004699556
Current Interest Due	$1,517,513.93
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$1,517,513.93
Interest Paid	$1,517,513.93
Interest Shortfall	-
Principal Paid	$13,254,264.32
Ending Principal Balance	$309,651,535.69
Paydown Factor	0.015502064
Ending Balance Factor	0.362165539

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017

VIII.	2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$322,905,800.01
	Adjusted Pool Balance	$407,905,469.87
	Overcollateralization Amount	$28,553,382.89
	Principal Distribution Amount	-
	Principal Distribution Amount Paid	$13,254,264.32

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,200,450.00

	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,200,450.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2016 - 01/31/2017, Distribution Date 02/27/2017